Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 43	$ 136
Interest bearing time deposits with banks	249	847
Investment securities available for sale	126,046	122,338
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,967	1,726
Non-interest bearing deposits	74,611	71,318
Interest bearing deposits	305,034	315,433
Short-term borrowings	13,797	5,436	3,500
Other interest bearing liabilities	1,356	1,305
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	8,570	14,261
Interest bearing deposits with banks	43	136
Interest bearing time deposits with banks	249	847
Investment securities available for sale	126,046	122,338
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,967	1,726
Total loans, net of allowance for loan losses	275,511	274,219
Mortgage servicing rights	167	98
Accrued interest receivable	1,529	1,632
Non-interest bearing deposits	74,611	71,318
Interest bearing deposits	305,034	315,433
Securities sold under agreements to repurchase	5,397	3,836
Short-term borrowings	8,400	1,600
Other interest bearing liabilities	1,356	1,305
Accrued interest payable	287	354
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	8,570	14,261
Interest bearing deposits with banks	43	136
Interest bearing time deposits with banks	250	849
Investment securities available for sale	126,046	122,338
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,967	1,726
Total loans, net of allowance for loan losses	282,226	286,467
Mortgage servicing rights	167	98
Accrued interest receivable	1,529	1,632
Non-interest bearing deposits	74,611	71,318
Interest bearing deposits	308,414	319,946
Securities sold under agreements to repurchase	5,397	3,836
Short-term borrowings	8,400	1,600
Other interest bearing liabilities	1,358	1,315
Accrued interest payable	$ 287	$ 354